UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  September 30, 2000
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: The Pettyjohn Company
Address:  1925 Atherholt Road
          Lynchburg, VA 24501


Form 13F File Number: 28-
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 804-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     11/13/00
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F  NOTICE.  (Check here if no  holdings  reported  are in this
     report,   and  all  holdings  are  reported  by  other   reporting
     manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       67
                                        ----------------------

Form 13F Information Table Value Total:      149,340
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        The Pettyjohn Company
                                                              FORM 13F

                                                         September 30, 2000
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Column 1                    Column 2  Column3   Column 4            Column 5       Column 6  Column 7        Column 8
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                                                                                                              Voting authority
Name of                     Title of   CUSIP     Value   Shrs or  SH/PRN Put/Call Investment Other            ----------------
issuer                      class               (x$1000)   pm amt                 discretion managers  Sole   Shared     None
---------------------------------------------------------------------------------------------------------------------------------
BP Amoco                    common    055622104   1,986    37,471                   Sole               37,471
Chevron                     common    166751107     606     7,104                   Sole                7,104
Conoco Class A              common    208251306     244     9,350                   Sole                9,350
Enron                       common    293561106   5,324    60,750                   Sole               60,750
Exxon- Mobil                common    30231G102  11,790   132,326                   Sole              132,326
Royal Dutch                 common    780257804   1,431    23,875                   Sole               23,875
ADM                         common    039483102     400    46,393                   Sole               46,393
Coca-Cola                   common    191216100   1,633    29,619                   Sole               29,619
Gillette                    common    375766102   1,522    49,273                   Sole               49,273
Hershey Foods               common    427866108     480     8,875                   Sole                8,875
Pepsi                       common    713448108   5,083   110,499                   Sole              110,499
Philip Morris               common    718154107     333    11,324                   Sole               11,324
Procter & Gamble            common    742718109   5,496    82,035                   Sole               82,035
SBC Communications          common    78387G103   3,445    69,073                   Sole               69,073
Verizon                     common    92343V104   5,297   109,357                   Sole              109,357
Bell South                  common    079860102   2,522    62,267                   Sole               62,267
CFW Communications          common    124923103     262     9,702                   Sole                9,702
Ericsson                    common    294821400     766    51,900                   Sole               51,900
Lucent Technologies         common    549463107   3,754   123,077                   Sole              123,077
MCI WorldCom                common    98157D106   1,315    43,300                   Sole               43,300
Agilent Technologies        common    00846U101   1,492    30,496                   Sole               30,496
America OnLine              common    02364J104   1,783    33,232                   Sole               33,232
Cisco Systems               common    17275R102   3,368    60,958                   Sole               60,958
Dell Computer               common    247025109   1,760    57,250                   Sole               57,250
Hewlett Packard             common    428236103   2,981    30,735                   Sole               30,735
Microsoft                   common    594918104   1,973    32,715                   Sole               32,715
S & P 500 Technology Index  common    81369Y803   1,382    29,800                   Sole               29,800
GE                          common    369604103  22,022   380,936                   Sole              380,936
3M                          common    604059105   1,333    14,632                   Sole               14,632
Honeywell                   common    438516106     973    27,318                   Sole               27,318
Dow Chemical                common    260543103     317    12,726                   Sole               12,726
DuPont                      common    263534109   2,497    61,093                   Sole               61,093
United Techologies          common    913017109     525     7,562                   Sole                7,562
Ford Motor                  common    345370860     527    20,683                   Sole               20,683
Boeing                      common    097023105   1,632    25,300                   Sole               25,300
CSX                         common    126408103     252    11,560                   Sole               11,560
FDX Corp                    common    31428X106   1,506    33,975                   Sole               33,975
Norfolk Southern            common    655844108   1,998   137,794                   Sole              137,794
Abbott Labs                 common    002824100   3,650    76,737                   Sole               76,737
Amer Home Products          common    026609107   1,689    29,933                   Sole               29,933
Bristol Myers Squibb        common    110122108   4,445    77,313                   Sole               77,313
Guidant                     common    401698105   1,181    16,700                   Sole               16,700
Johnson & Johnson           common    478160104   3,719    39,591                   Sole               39,591
Merck                       common    589331107   2,678    35,972                   Sole               35,972
Schering- Plough            common    806605101   1,142    24,526                   Sole               24,526
SmithKline Beecham          common    832378301     436     6,360                   Sole                6,360
Pfizer                      common    717081103   1,241    27,650                   Sole               27,650
Medtronic                   common    585055106     702    13,550                   Sole               13,550
Bank of America             common    060505104   4,513    86,166                   Sole               86,166
BB&T                        common    054937107   1,116    37,036                   Sole               37,036
First Union                 common    337358105     316     9,806                   Sole                9,806
First Virginia Bank         common    337477103   1,015    23,804                   Sole               23,804
Jefferson Pilot             common    475070108   5,968    87,926                   Sole               87,926
Key Corp                    common    493267108     211     8,330                   Sole                8,330
S&P Financial Svc Index     common    81369Y605     371    12,800                   Sole               12,800
SunTrust Bank               common    867914103   2,025    40,598                   Sole               40,598
Wachovia                    common    929771103   5,172    91,237                   Sole               91,237
Allegheny Energy            common    017361106   1,568     8,400                   Sole                8,400
Duke Energy                 common    264399106   1,042    12,146                   Sole               12,146
Home Depot                  common    437076102     958    27,875                   Sole               27,875
IBM Corp                    common    459200101     383     3,400                   Sole                3,400
Sprint Corp                 common    852061100     311    10,612                   Sole               10,612
Eli Lilly & Co              common    532457108     300     3,700                   Sole                3,700
Consolidated Edison         common    209115104     249     7,300                   Sole                7,300
Vodafone AirTouch ADR       common    92857W100     274     7,405                   Sole                7,405
ITT Hartford Cap I 7.7% Pfd Pfd       416315208     241    10,300                   Sole               10,300
VA Power Co 7.15% Pfd Ser A Pfd       927804617     414    18,500                   Sole               18,500